Consolidated Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Income (Loss) for the year	$ 272,128	$ 191,387	$ (44,014)
Adjustments to reconcile net (loss) income to net cash flows from operating activities:
Depreciation of property, plant and equipment	154,559	180,208	123,377
Depreciation of right-of-use assets	10,620	6,161	7,003
Loss on disposals of property, plant and equipment	4,150	1,937	2,361
Net accrued interest	332,772	693,591	593,796
Income from customer surcharges	(22,977)	(30,492)	(20,555)
Exchange difference	14,039	105,238	(10,026)
Income tax	(78,850)	205,333	26,135
Allowance for the impairment of trade and other receivables, net of recovery	9,474	14,506	14,910
Adjustment to present value of receivables	5,848	3,071	2,295
Provision for contingencies, net of recovery	23,739	21,164	29,875
Changes in fair value of financial assets and financial liabilities	54,697	(73,557)	(19,160)
Accrual of benefit plans	13,650	5,286	8,151
Result from the cancelattion of Corporate Notes			2,465
Loss on debt restructuring	3,447		3,044
Income from non-reimbursable customer contributions	(760)	(343)	(418)
Investment plan - Agreement on the Regularization of Obligations	(23,201)
Other financial costs	41,990	33,378	31,077
Result from interest in joint ventures	13	21	37
Agreement on the Regularization of Obligations		(430,587)	(122,991)
Recovery of allowance for the impairment of trade receivables - Agreement on the Regularization of Obligations			(17,970)
Monetary gain (RECPAM)	(610,414)	(989,926)	(675,514)
Changes in operating assets and liabilities:
Increase in trade receivables	(282,218)	(64,889)	(46,989)
Increase in other receivables	(16,280)	(8,358)	(81,167)
Increase in inventories	(46,414)	(24,026)	(15,727)
Increase in deferred revenue	76,987	2,047	13,915
Increase in trade payables	314,968	240,352	419,382
Increase in salaries and social security payable	39,135	41,321	35,243
Decrease in benefit plans	(563)	(1,023)	(1,810)
Increase (Decrease) in tax liabilities	25,665	7,149	(3,166)
(Decrease) Increase in other payables	(66,231)	28,581	(9,026)
Decrease in provisions	(4,056)	(1,888)	(3,641)
Payment of income tax payable			(651)
Net cash flows generated by operating activities	245,917	155,642	240,241
Cash flows from investing activities
Payment of property, plants and equipments	(359,966)	(260,838)	(215,144)
Purchase (Sale) net of Mutual funds and negotiable instruments	(207,162)	88,670	(37,146)
Derivative financial instruments payments			(1,065)
Payment for establishment of subsidiary	(117)
Net cash flows used in investing activities	(567,245)	(172,168)	(253,355)
Cash flows from financing activities
Proceeds from borrowings	349,312	37,943	29,973
Payment of borrowings	(22,464)	(2,247)	(41,218)
Payment of lease liability	(12,132)	(14,070)	(7,942)
Payment of interests from borrowings	(30,703)	(4,044)	(6,076)
Payment of Corporate Notes issuance expenses	(18,837)	(1,603)	(3,830)
Net cash flows generated by (used in) financing activities	265,176	15,979	(32,294)
Decrease in cash and cash equivalents	(56,152)	(547)	(45,408)
Cash and cash equivalents at the beginning of the year	19,877	11,054	41,902
Exchange differences in cash and cash equivalents	5,150	9,821	14,736
Result from exposure to inflation	(426)	(451)	(176)
Cash and cash equivalents at the end of the year	(31,551)	19,877	11,054
Supplemental cash flows information
Adquisition of advances to suppliers, property, plant and equipment through increased trade payables	(29,249)	(8,381)	(14,751)
Adquisition of advances to suppliers, right-of-use assets through increased trade payables	$ (13,363)	$ (9,072)	$ (6,184)